Intellectual property (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Intellectual Property Acquired	$ 25,546,610	$ 25,546,610
Accumulated Amortization And Impairment	(12,378,101)	(10,679,587)
Intellectual Property, Net	13,168,509	14,867,023
SFD? Hydrocarbon Right acquired [Member]
Intellectual Property Acquired	25,271,000	25,271,000
Accumulated Amortization And Impairment	(12,355,134)	(10,670,400)
Intellectual Property, Net	12,915,866	14,600,600
SFD? Geothermal Right acquired [Member]
Intellectual Property Acquired	275,610	275,610
Accumulated Amortization And Impairment	(22,967)	(9,187)
Intellectual Property, Net	$ 252,643	$ 266,423